Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund
Entity Central Index Key	0000878719
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000123807
Shareholder Report [Line Items]
Fund Name	LSV Small Cap Value Fund
Class Name	Institutional Class Shares
Trading Symbol	LSVQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the LSV Small Cap Value Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.lsvasset.com/small-cap-value-fund/. You can also request this information by contacting us at 888-386-3578.
Additional Information Phone Number	888-386-3578
Additional Information Website	https://www.lsvasset.com/small-cap-value-fund/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LSV Small Cap Value Fund, Institutional Class Shares	$94	0.83%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.83%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	LSV Small Cap Value Fund, Institutional Class Shares - $200482	Russell 3000 Index (USD)* - $322976	Russell 2000 Value Index (USD) - $202802
Oct/14	$100000	$100000	$100000
Oct/15	$100382	$104490	$97122
Oct/16	$107220	$108924	$105680
Oct/17	$131565	$135043	$131898
Oct/18	$124077	$143950	$131119
Oct/19	$125569	$163369	$135340
Oct/20	$98962	$179947	$116500
Oct/21	$162609	$258943	$191407
Oct/22	$158730	$216171	$170874
Oct/23	$158044	$234287	$153907
Oct/24	$200482	$322976	$202802

Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
LSV Small Cap Value Fund, Institutional Class Shares	26.85%	9.81%	7.20%
Russell 3000 Index (USD)*	37.86%	14.60%	12.44%
Russell 2000 Value Index (USD)	31.77%	8.42%	7.33%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 481,583,000
Holdings Count | Holding	234
Advisory Fees Paid, Amount	$ 2,956
InvestmentCompanyPortfolioTurnover	25.00%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Repurchase Agreement	1.5%
Utilities	1.5%
Communication Services	2.0%
Consumer Staples	3.1%
Materials	4.7%
Information Technology	6.3%
Real Estate	7.2%
Energy	7.7%
Health Care	9.3%
Industrials	13.0%
Consumer Discretionary	13.7%
Financials	30.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	888-386-3578
Updated Prospectus Web Address	https://www.lsvasset.com/small-cap-value-fund/
C000142891
Shareholder Report [Line Items]
Fund Name	LSV Small Cap Value Fund
Class Name	Investor Class Shares
Trading Symbol	LVAQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Investor Class Shares of the LSV Small Cap Value Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.lsvasset.com/small-cap-value-fund/. You can also request this information by contacting us at 888-386-3578.
Additional Information Phone Number	888-386-3578
Additional Information Website	https://www.lsvasset.com/small-cap-value-fund/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LSV Small Cap Value Fund, Investor Class Shares	$122	1.08%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.08%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	LSV Small Cap Value Fund, Investor Class Shares - $19530	Russell 3000 Index (USD)* - $32298	Russell 2000 Value Index (USD) - $20280
Oct/14	$10000	$10000	$10000
Oct/15	$10014	$10449	$9712
Oct/16	$10664	$10892	$10568
Oct/17	$13051	$13504	$13190
Oct/18	$12282	$14395	$13112
Oct/19	$12392	$16337	$13534
Oct/20	$9740	$17995	$11650
Oct/21	$15976	$25894	$19141
Oct/22	$15546	$21617	$17087
Oct/23	$15443	$23429	$15391
Oct/24	$19530	$32298	$20280

Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
LSV Small Cap Value Fund, Investor Class Shares	26.47%	9.53%	6.92%
Russell 3000 Index (USD)*	37.86%	14.60%	12.44%
Russell 2000 Value Index (USD)	31.77%	8.42%	7.33%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 481,583,000
Holdings Count | Holding	234
Advisory Fees Paid, Amount	$ 2,956
InvestmentCompanyPortfolioTurnover	25.00%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Repurchase Agreement	1.5%
Utilities	1.5%
Communication Services	2.0%
Consumer Staples	3.1%
Materials	4.7%
Information Technology	6.3%
Real Estate	7.2%
Energy	7.7%
Health Care	9.3%
Industrials	13.0%
Consumer Discretionary	13.7%
Financials	30.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	888-386-3578
Updated Prospectus Web Address	https://www.lsvasset.com/small-cap-value-fund/